Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial income	R$ 1,069,116	R$ 956,413	R$ 901,605
Financial expenses	2,274,106	1,950,927	1,247,970
(-) Update of provision for destination of	(1,204,990)	(994,514)	(346,365)
PIS and Cofins credits		1,011,370
Financial result, net	(1,204,990)	(2,005,884)	(346,365)
Return On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	540,672	406,270	146,408
Arrears Charges On Energy Bills [Member]
IfrsStatementLineItems [Line Items]
Financial income	200,341	265,818	320,469
Interest On Taxes To Be Offset [Member]
IfrsStatementLineItems [Line Items]
Financial income	89,938	63,810	36,649
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Financial income	69,059	2,720	5,373
Financial expenses	140,214	142,673	200,629
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
IfrsStatementLineItems [Line Items]
Financial income	62,795	146,753	35,902
Income And Monetary Restatement Of Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial income	55,092	42,846	21,167
Exchange Rate Variation Over The Itaipu Power Purchase [Member]
IfrsStatementLineItems [Line Items]
Financial income	17,073	43,946	30,043
Financial expenses	10,605	27,584	58,814
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	75,660	25,748	81,790
Pispasep And Cofins Taxes On Financial Income [Member]
IfrsStatementLineItems [Line Items]
(-) Pis/Pasep and Cofins taxes on financial income	(41,514)	(41,498)	(41,216)
Monetary And Exchange Variation And Debt Charges [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	1,763,555	1,479,057	855,814
Monetary Restatement On The Provision For Legal [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	77,715		8,621
Restatement Of Provision For Allocation Of Pis And Cofins Credits [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	58,518	29,324
P I S Pasep Cofins Taxes On Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	101,251	107,720	34,382
Interest On Tax Installments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	39,569	38,111	13,618
Interest On R And D And EEP [member]
IfrsStatementLineItems [Line Items]
Financial expenses	26,009	33,810	15,115
Interest On Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	24,292	19,441	13,176
Remuneration Of Net Sectorial Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	4,542	11,208	3,744
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	R$ 27,836	R$ 61,999	R$ 21,869